Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets			$ 378,016
Operating lease expense	262,304	409,866	367,228
Operating leases	(283,956)	(387,848)	(358,506)
Amortization of finance lease right-of-use assets	184,601	263,638
Finance lease	141,913	221,255	445,302
Interest of finance lease liabilities	$ 11,433	$ 24,133	$ 36,970